Transition disclosures - Reconciliation of allowances and provisions on adoption of IFRS 9 (Details) - CLP ($) $ in Millions	Jan. 01, 2018	Dec. 31, 2017
Adoption of new standards
Loss Allowance under IAS 39		$ (496,085)
Remeasurement Upon Transition to IFRS 9	$ (74,325)
Loss Allowance under IFRS 9	(570,410)
Provisions under IAS 39		(11,374)
Remeasurement Upon Transition to IFRS 9	(11,601)
Provisions under IFRS 9	(22,975)
Total Allowances / Provisions under IAS 39		(507,459)
Remeasurement Upon Transition to IFRS 9	(91,746)
Total Allowances / Provisions under IFRS 9	(599,205)
Financial guarantees
Adoption of new standards
Provisions under IAS 39		(11,205)
Remeasurement Upon Transition to IFRS 9	7,273
Provisions under IFRS 9	(3,932)
Letter of credit for customers
Adoption of new standards
Provisions under IAS 39		(169)
Remeasurement Upon Transition to IFRS 9	97
Provisions under IFRS 9	(72)
Undrawn credit lines
Adoption of new standards
Remeasurement Upon Transition to IFRS 9	(18,971)
Provisions under IFRS 9	(18,971)
Due from banks
Adoption of new standards
Loss Allowance under IAS 39		(264)
Remeasurement Upon Transition to IFRS 9	(508)
Loss Allowance under IFRS 9	(772)
Commercial loans
Adoption of new standards
Loss Allowance under IAS 39		(221,229)
Remeasurement Upon Transition to IFRS 9	(181)
Loss Allowance under IFRS 9	(221,410)
Mortgage loans
Adoption of new standards
Loss Allowance under IAS 39		(32,015)
Remeasurement Upon Transition to IFRS 9	(1,762)
Loss Allowance under IFRS 9	(33,777)
Consumer loans
Adoption of new standards
Loss Allowance under IAS 39		$ (242,577)
Remeasurement Upon Transition to IFRS 9	(71,874)
Loss Allowance under IFRS 9	(314,451)
Debt instruments at fair value through OCI
Adoption of new standards
Remeasurement Upon Transition to IFRS 9	(5,820)
Allowances under IFRS 9	$ (5,820)